Capital Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Stock

NOTE 14 – CAPITAL STOCK

Dividends

In August 2013, the Company’s Board of Directors approved the initiation of a quarterly cash dividend to its shareholders of $0.12 per common share that was paid on September 9, 2013 to shareholders of record as of the close of business on August 19, 2013. A subsequent quarterly cash dividend of $0.12 per common share was paid on December 9, 2013 to shareholders of record as of the close of business on November 18, 2013. In February 2014, the Company’s Board of Directors approved a quarterly cash dividend to its shareholders of $0.12 per common share to be paid on March 27, 2014 to shareholders of record as of the close of business on March 6, 2014. Future declarations of quarterly dividends will be subject to the approval of the Company’s Board of Directors.

Equity compensation plans

In May 2011, the shareholders of the Company approved an additional three million shares of common stock that could be issued under the Company’s incentive compensation plans to Company employees. In May 2012, the shareholders of the Company approved an additional 200,000 shares of common stock that could be issued under the Company’s equity compensation plan to the Company’s non-employee directors.

Plan descriptions

The Company maintains plans under which approximately four million service-based restricted shares, performance-based restricted shares and options to purchase common stock may be granted to directors, officers and other key employees. Exercise provisions vary, but most stock options are exercisable in whole or in part beginning one to four years after grant and ending seven to ten years after grant. Shares of common stock available for future grants were 1,033,186, 2,301,320 and 3,513,109 at December 31, 2013, 2012 and 2011, respectively.

Stock options

There were no stock option grants during the three years ended December 31, 2013.

Compensation expense related to stock was immaterial for the year ended December 31, 2013, $0.1 million ($0.1 million net of income taxes) for the year ended December 31, 2012 and $0.3 million ($0.2 million net of income taxes) for the year ended December 31, 2011.

NOTE 14 – CAPITAL STOCK (Continued)

Stock options (Continued)

Activity in the various plans is summarized below:

	Shares under option	Option price per share	Weighted average exercise price
Balances, December 31, 2012	1,763,497	$6.10 to $25.83	$18.16
Exercised	(102,226)	6.49 to 15.06	9.82
Canceled	(638,670)	6.10 to 25.83	16.91
Balances, December 31, 2013	1,022,601	$11.53 to $25.83	$19.77

The intrinsic value of the stock options exercised during 2013, 2012 and 2011 approximated $0.4 million, $0.2 million and $2.8 million, respectively. Cash received from stock option exercises in 2013, 2012 and 2011 totaled $0.5 million, $0.1 million and $3.0 million, respectively.

A summary of stock options outstanding at December 31, 2013 follows:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding at December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2013	Weighted average exercise price
$11.53 to $15.06	267,832	3 years	$14.47	267,832	$14.47
$18.26 to $22.72	480,027	1 year	19.40	480,027	19.40
$23.25 to $25.83	274,742	1 year	25.58	274,742	25.58
	1,022,601	1 year	$19.77	1,022,601	$19.77

The intrinsic value of the stock options outstanding and stock options that are exercisable as of December 31, 2013 each approximated $1.8 million.

Service-based restricted shares

At December 31, 2013, unearned compensation costs related to non-vested service-based restricted shares aggregated $9.0 million. These costs will be expensed over the remaining weighted average vesting period of approximately two years. Compensation expense related to these awards approximated $9.6 million ($5.8 million net of income taxes) for the year ended December 31, 2013, $7.6 million ($4.6 million net of income taxes) for the year ended December 31, 2012 and $7.1 million ($4.4 million net of income taxes) for the year ended December 31, 2011.

A summary of non-vested service-based restricted shares follows:

	Non-vested service-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2012	1,566,969	$13.17
Granted	822,633	11.44
Vested	(541,100)	13.64
Canceled	(67,148)	13.12
Balances, December 31, 2013	1,781,354	$12.23

The fair value of restricted shares vested during 2013, 2012 and 2011 was $6.6 million, $3.2 million and $7.0 million, respectively.

NOTE 14 – CAPITAL STOCK (Continued)

Performance-based restricted shares

Performance-based restricted share awards vest over a three-year period based upon the attainment of various performance measures in each performance period. Compensation expense related to these awards approximated $1.6 million ($1.0 million net of income taxes) for the year ended December 31, 2013, $3.2 million ($2.0 million net of income taxes) for the year ended December 31, 2012 and $5.4 million ($3.3 million net of income taxes) for the year ended December 31, 2011.

A summary of non-vested performance-based restricted shares follows:

	Non-vested performance-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2012	836,749
Granted	542,500	$10.81
Vested	(344,429)	9.39
Canceled	(66,761)	$10.23
Balances, December 31, 2013	968,059

The performance measures and fair value for each vesting period of a performance-based restricted share award are established annually. The performance measures and fair value for the non-vested performance-based restricted shares have not been established for vesting periods with performance measures determined after December 31, 2013.